DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

May 3, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS RREEF Global Infrastructure Fund (the “Fund”), a series of Deutsche DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 190 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on April 27, 2023.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.